Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options Available for Grant, Beginning Balance	499,133	2,822,165
Options Available for Grant, Additional shares authorized		9,273,082
Options Available for Grant, Options canceled and forfeited		2,632,413
Options Available for Grant, Repurchases		75,633
Options Available for Grant, Options granted		(14,304,160)
Options Available for Grant, Ending Balance	499,133	499,133	2,822,165
Number of Options, Beginning Balance	24,576,860	13,613,627
Number of Options, Options canceled and forfeited	(1,334,118)	(2,632,413)
Number of Options, Options granted	445,353	14,304,160
Number of Options, Options exercised	(2,435,543)	(708,514)
Number of Options, Ending Balance	21,252,552	24,576,860	13,613,627
Number of Options, Vested and expected to vest	21,252,552
Number of Options, Shares exercisable (vested and unvested)	7,642,374
Weighted- Average Exercise Price Per Share, Beginning Balance	$ 0.66	$ 0.20
Weighted- Average Exercise Price Per Share, Options canceled and forfeited	0.82	0.26
Weighted- Average Exercise Price Per Share, Options granted	0.01	1.02
Weighted- Average Exercise Price Per Share, Options exercised	0.49	0.54
Weighted- Average Exercise Price Per Share, Ending Balance	0.66	$ 0.66	$ 0.20
Weighted- Average Exercise Price Per Share, Vested and expected to vest	0.66
Weighted average exercise price per share, Shares exercisable (vested and unvested)	$ 0.61
Weighted-average remaining contractual term, Balances	7 years 11 months 12 days	9 years 21 days	9 years 4 months 13 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	7 years 11 months 12 days
Weighted Average Remaining Contractual Term, Shares exercisable (vested and unvested)	7 years 7 months 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 187,460	$ 28,762
Aggregate Intrinsic Value, Ending Balance	141,137	$ 187,460	$ 28,762
Aggregate Intrinsic Value, Vested and expected to vest	141,137
Shares exercisable (vested and unvested)	$ 51,089